                      BERGER INSTITUTIONAL PRODUCTS TRUST
                                    ANNUAL
                                    REPORT

                               DECEMBER 31, 1999









                      BERGER/BIAM IPT-INTERNATIONAL FUND

This report reflects the financial position of the Fund at December 31, 1999 and the results of operations and changes in its net assets for the periods indicated.

                     2    Portfolio Manager Commentary

                     3    Schedule of Investments

                     7    Statement of Assets and Liabilities

                     8    Statement of Operations

                     9    Statements of Changes in Net Assets

                    10    Financial Highlights

                    11    Notes to Financial Statements

                    15    Report of Independent Accountants








[BERGER FUNDS LOGO]

BERGER/BIAM IPT-
INTERNATIONAL
FUND



BERGER FUNDS            ANNUAL REPORT DECEMBER 31, 1999                        2



                                         Bank of Ireland Asset
Portfollo Manager Commentary             Management (U.S.) Ltd.


PERFORMANCE


The Berger/BIAM IPT-International Fund (the "Fund") had a total return of 31.24%(1) for the year ended December 31, 1999, compared with 27.30% for the MSCI EAFE Index.(2)

In January, European markets benefited from the introduction of the new single currency, the euro, and Japanese markets enjoyed positive investor sentiment as a result of overseas buying. Markets in the rest of the Pacific region turned in mixed results largely because of a pickup in sentiment toward Japan and the phenomenon of western multinationals seeking stakes in Asian companies.

By the second calendar quarter 1999, the new euro currency received negative press following a steady decline against the U.S. dollar and other major currencies. We believe the euro is acting as a catalyst for change, however, and increasing competition across Europe.

Driven by evidence that the global economy is continuing to strengthen, world equity markets registered exceptional gains toward the end of 1999. Indeed, more than half of the full-year's performance came in the fourth quarter. Over the whole of 1999, the MSCI EAFE outperformed the S&P 500 for the first time since 1993.

YEAR IN REVIEW

Two groups of stocks led our portfolio higher this fiscal year: those in the Growth in Telecommunications theme and Japanese-quoted stocks, particularly those in our Technological Innovation theme.

The most notable performers among Growth in Telecommunications stocks for the year were German-quoted Mannesmann and NTT Mobile Communications Network, Inc. NTT Mobile Communications Network, Inc., was among our strongest contributors during the past six months. The company is Japan's dominant cellular phone operator, and its stock rose on the belief that the company will benefit from growing demand for data transmission services through cellular phones.

Japanese-quoted stocks have been our leading performers most of the year. Electronics exporters, in particular, did well on the back of buoyant global demand for PCs, copiers, printers, mobile phones and their related components. Leading the way was Murata Manufacturing. Rohm, the semiconductor company, continued to benefit from the increasing demand for its products as the Asian recovery gathered pace.

Sony had a very strong finish to the year. Its revenue from electronics in all regions is growing much faster than had been anticipated. In November, the company announced that it is teaming with 3Com Corp.'s Palm unit to develop new handheld wireless devices with audio and video capabilities.

Financial stocks were underperformers for most of the second half of the year amid concerns about the likelihood of interest rate increases in the early part of 2000. One example of the impact of interest-rate concerns was the response by National Australia Bank. Even though the bank released results that were greeted positively by analysts, its stock price fell.

LOOKING AHEAD

The solid economic growth that is forecast for 2000 is likely to prompt central banks globally to raise interest rates. As a result of the strong performance in 1999, many stock valuations are once again stretched, and unless profit growth matches rosy expectations, the number of companies driving stock market performance is likely to narrow even further.

In Asia, the outlook is still generally favorable looking into 2000, but valuations are now quite demanding. Troubles elsewhere could hamper the recovery given their dependence on exports. The trend, however, toward better economic and corporate management is in our view likely to persist and provide opportunities.

We continue to closely monitor developments in Japan where questions still remain about the sustainability of the embryonic economic recovery, including those companies that are either restructuring or that stand to benefit from a more buoyant Japanese economy.

Looking forward to the current year equity markets, we must balance the negative influence of rising interest rates against the positive impact of stronger economic conditions. We expect equity returns to be lower in 2000 given recent strong performance and current high valuations. While growth in the telecommunications and technology sectors remains impressive, we would expect performance in 2000 to be more broad-based, and we continue to find value in high-quality companies that have not participated in recent bull markets.


(1) Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The Morgan Stanley Capital International EAFE Index represents major overseas stock markets. It is an unmanaged index, with dividends reinvested. One cannot invest directly in an index.

3                       ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS


Performance Overview
Comparison of Change in Value of Berger/BIAM IPT-International Fund vs. EAFE Index and Cost of Living Index




                                    [GRAPH]


----------
EAFE Index
$15,783
----------
Berger/BIAM IPT-
International Fund
$14,921
------------
Cost of
Living Index
$10,506



                                    [GRAPH]



*Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


Schedule of Investments

-----------------------------------------------------------------------------------------------------------------
Berger/BIAM IPT-
International
Fund                                                                                           DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/SHARES            COMPANY                          INDUSTRY                                   VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.57%)
-----------------------------------------------------------------------------------------------------------------
AUSTRALIA (3.83%)
         725              Brambles Industries Ltd.         Business & Industrial Services        $    20,053
-----------------------------------------------------------------------------------------------------------------
       4,150              National Australia Bank Ltd.     Commercial Banks & Other Banks             63,494
-----------------------------------------------------------------------------------------------------------------
       7,412              News Corp. Ltd.                  Media                                      71,984
-----------------------------------------------------------------------------------------------------------------
       9,040              Telstra Corp. Ltd.               Utilities                                  49,151
-----------------------------------------------------------------------------------------------------------------
       4,288              Westpac Banking Corp. Ltd.       Commerical Banks & Other Banks             29,584
-----------------------------------------------------------------------------------------------------------------
                                                                                                     234,266
-----------------------------------------------------------------------------------------------------------------

DENMARK (0.59%)
         490              Tele Danmark AS                  Utilities                                  36,393
-----------------------------------------------------------------------------------------------------------------
FRANCE (9.40%)
         357              Alcatel Alsthom                  Computer/Commercial/Office Equipment       82,006
-----------------------------------------------------------------------------------------------------------------
       1,343              Aventis SA                       Chemicals                                  78,060
-----------------------------------------------------------------------------------------------------------------
         810              AXA-UAP                          Insurance - Multi/Property/Casualty       112,944
-----------------------------------------------------------------------------------------------------------------
         680              Michelin - Class B               Automobile Components                      26,718
-----------------------------------------------------------------------------------------------------------------
         910              Total SA - Class B               Oil                                       121,479
-----------------------------------------------------------------------------------------------------------------
       1,707              Vivendi                          Diversified Holding Companies             154,180
-----------------------------------------------------------------------------------------------------------------
                                                                                                     575,387
-----------------------------------------------------------------------------------------------------------------

GERMANY (7.78%)
         800              Bayerische HypoVereinsbank AG    Commercial Banks & Other Banks             54,646
-----------------------------------------------------------------------------------------------------------------
       2,028              Bayerische Motoren Werk AG DM    Automobiles                                61,909
-----------------------------------------------------------------------------------------------------------------
          87              Celanese AG*                     Chemicals                                   1,582
-----------------------------------------------------------------------------------------------------------------
       1,145              Mannesmann AG                    Machinery & Engineering Services          276,329
-----------------------------------------------------------------------------------------------------------------
       1,150              Veba AG                          Diversified Industrials                    55,903
-----------------------------------------------------------------------------------------------------------------
       1,410              Viag AG DM*                      Utilities                                  25,854
-----------------------------------------------------------------------------------------------------------------
                                                                                                     476,223
-----------------------------------------------------------------------------------------------------------------

BERGER FUNDS            ANNUAL REPORT DECEMBER 31, 1999                       4

Schedule of Investments

Berger/BIAM IPT-
International
Fund                                                                                           DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/SHARES            COMPANY                          INDUSTRY                                  VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.57%) - CONTINUED
-----------------------------------------------------------------------------------------------------------------
HONG KONG (1.32%)
       4,000              Cheung Kong (Holdings) Ltd.      Real Estate                           $    50,813
-----------------------------------------------------------------------------------------------------------------
       3,000              Hong Kong Electric Holdings      Utilities                                   9,378
-----------------------------------------------------------------------------------------------------------------
       2,000              Sun Hung Kai Properties Ltd.     Financial Services - Miscellaneous         20,840
-----------------------------------------------------------------------------------------------------------------
                                                                                                      81,031
-----------------------------------------------------------------------------------------------------------------

ITALY (2.85%)
       5,962              ENI S.p.A.*                      Oil                                        32,796
-----------------------------------------------------------------------------------------------------------------
      10,045              Telecom Italia S.p.A.*           Utilities                                 141,684
-----------------------------------------------------------------------------------------------------------------
                                                                                                     174,480
-----------------------------------------------------------------------------------------------------------------

JAPAN (24.08%)
         200              ACOM Co. Ltd.*                   Insurance - Multi/Property/Casualty        19,577
-----------------------------------------------------------------------------------------------------------------
       2,000              Bank of Tokyo-Mitsubishi Ltd.    Commercial Banks & Other Banks             27,850
-----------------------------------------------------------------------------------------------------------------
       4,000              Canon, Inc.                      Computer/Commercial/Office Equipment      158,810
-----------------------------------------------------------------------------------------------------------------
       1,000              Fuji Photo Film Co. Ltd.         Photo Equipment & Supplies                 36,475
-----------------------------------------------------------------------------------------------------------------
       4,000              Hitachi Ltd.                     Electronics & Instruments                  64,150
-----------------------------------------------------------------------------------------------------------------
       1,000              Honda Motor Co. Ltd.             Automobiles                                37,160
-----------------------------------------------------------------------------------------------------------------
       2,000              Kao Corp.                        Food & Grocery Products                    57,011
-----------------------------------------------------------------------------------------------------------------
         100              Keyence Corp.                    Electronics & Instruments                  40,582
-----------------------------------------------------------------------------------------------------------------
         100              Mabuchi Motor Co. Ltd.+          Electronics & Instruments                  17,435
-----------------------------------------------------------------------------------------------------------------
       1,000              Murata Manufacturing Co. Ltd.+   Electronics & Instruments                 234,695
-----------------------------------------------------------------------------------------------------------------
           3              Nippon Telegraph & Telephone     Utilities                                  51,339
-----------------------------------------------------------------------------------------------------------------
           6              NTT Mobile Communications
                            Network, Inc.                  Utilities                                 230,588
-----------------------------------------------------------------------------------------------------------------
       1,000              Pioneer Corp.                    Household Durables & Appliances            26,403
-----------------------------------------------------------------------------------------------------------------
         200              Rohm Company Ltd.+               Electronics & Instruments                  82,143
----------------------------------------------------------------------------------------------------------------
       2,000              Shiseido Co. Ltd.                Health & Personal Care                     29,141
-----------------------------------------------------------------------------------------------------------------
         800              Sony Corp.                       Household Durables & Appliances           237,042
-----------------------------------------------------------------------------------------------------------------
       2,000              Takeda Chemical Industries       Health & Personal Care                     98,767
-----------------------------------------------------------------------------------------------------------------
         200              Takefuji Corp.                   Insurance - Multi/Property/Casualty        25,014
-----------------------------------------------------------------------------------------------------------------
                                                                                                   1,474,182
-----------------------------------------------------------------------------------------------------------------

NETHERLANDS (10.17%)
       2,495              ABN Amro Holdings NV             Commercial Banks & Other Banks             62,340
-----------------------------------------------------------------------------------------------------------------
       1,750              Elsevier NV                      Media                                      20,910
-----------------------------------------------------------------------------------------------------------------
         892              Fortis NV                        Commercial Banks & Other Banks             32,128
-----------------------------------------------------------------------------------------------------------------
       3,175              ING Groep NV                     Insurance - Multi/Property/Casualty       191,736
-----------------------------------------------------------------------------------------------------------------
       2,345              Koninklijke Ahold NV             Retail Trade                               69,436
-----------------------------------------------------------------------------------------------------------------
       1,315              Koninklijke KPN NV               Utilities                                 128,379
-----------------------------------------------------------------------------------------------------------------
         955              Royal Dutch Petroleum Co.        Oil                                        58,547
-----------------------------------------------------------------------------------------------------------------
       1,290              TNT Post Group NV                Utilities                                  36,975
-----------------------------------------------------------------------------------------------------------------
         425              VNU NV                           Tobacco                                    22,342
-----------------------------------------------------------------------------------------------------------------
                                                                                                     622,793
-----------------------------------------------------------------------------------------------------------------

NEW ZEALAND (0.17%)
       2,178              Telecom Corp. of New Zealand*    Utilities                                  10,265
-----------------------------------------------------------------------------------------------------------------

PORTUGAL (0.33%)
       1,155              Electricidade de Portugal SA     Utilities                                  20,166
-----------------------------------------------------------------------------------------------------------------

SINGAPORE (2.12%)
       4,757              Development Bank of Singapore
                             Ltd.                          Commercial Banks & Other Banks             77,971
-----------------------------------------------------------------------------------------------------------------
       2,100              Oversea-Chinese Banking Ord      Commercial Banks & Other Banks             19,291
-----------------------------------------------------------------------------------------------------------------
       1,500              Singapore Press Holdings Ltd.*   Media                                      32,512
-----------------------------------------------------------------------------------------------------------------
                                                                                                     129,774
-----------------------------------------------------------------------------------------------------------------


5                       ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS



Berger/BIAM INT-
International
Fund                                                                                           DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/ SHARES/          COMPANY                          INDUSTRY                                  VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.57%) - CONTINUED
-----------------------------------------------------------------------------------------------------------------
SOUTH KOREA (0.98%)
         490              Korea Telecom Corp. ADR          Utilities                             $    36,627
-----------------------------------------------------------------------------------------------------------------
         675              Pohang Iron & Steel Company
                            Ltd. ADR                       Mining, Metals & Minerals                  23,625
-----------------------------------------------------------------------------------------------------------------
                                                                                                      60,252
-----------------------------------------------------------------------------------------------------------------

SPAIN (2.56%)
       5,994              Banco De Santander SA*           Commercial Banks & Other Banks             67,877
-----------------------------------------------------------------------------------------------------------------
       3,552              Telefonica SA*                   Utilities                                  88,744
-----------------------------------------------------------------------------------------------------------------
                                                                                                     156,621
-----------------------------------------------------------------------------------------------------------------

SWEDEN (0.52%)
         500              Telefonaktiebolaget LM
                            Ericsson - B Shares            Utilities                                  32,139
-----------------------------------------------------------------------------------------------------------------

SWITZERLAND (8.95%)
          40              Alusuisse Lonza Group AG         Fabricated Metal Products                  29,521
-----------------------------------------------------------------------------------------------------------------
          40              Lonza AG*                        Chemicals                                  24,341
-----------------------------------------------------------------------------------------------------------------
          58              Nestle SA                        Food & Grocery Products                   106,359
-----------------------------------------------------------------------------------------------------------------
          64              Novartis AG Reg.                 Health & Personal Care                     94,066
-----------------------------------------------------------------------------------------------------------------
           9              Roche Holding AG                 Health & Personal Care                    106,934
-----------------------------------------------------------------------------------------------------------------
          51              Schweizerische
                            Rueckversicherungs             Insurance - Multi/Property/Casualty       104,872
-----------------------------------------------------------------------------------------------------------------
         300              Union Bank of Switzerland
                            AG Reg.                        Commercial Banks & Other Banks             81,096
-----------------------------------------------------------------------------------------------------------------
                                                                                                     547,189
-----------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (23.92%)
       6,905              Allied Zurich PLC                Insurance - Multi/Property/Casualty        81,506
-----------------------------------------------------------------------------------------------------------------
       1,795              AstraZeneca PLC                  Health & Personal Care                     74,587
-----------------------------------------------------------------------------------------------------------------
       3,330              Barclays PLC                     Commercial Banks & Other Banks             96,019
-----------------------------------------------------------------------------------------------------------------
         339              British Aerospace PLC            Aerospace/Defense                           2,250
-----------------------------------------------------------------------------------------------------------------
       5,975              British American Tobacco PLC     Beverage Industry/Tobacco Manufacturing    34,002
-----------------------------------------------------------------------------------------------------------------
       6,170              Cable & Wireless PLC             Utilities                                 104,728
-----------------------------------------------------------------------------------------------------------------
       7,960              Cadbury Schweppes PLC            Beverage Industry/Tobacco Manufacturing    48,171
-----------------------------------------------------------------------------------------------------------------
       6,820              Diageo Ordinary PLC              Beverage Industry/Tobacco Manufacturing    54,956
-----------------------------------------------------------------------------------------------------------------
       2,258              Emi Group PLC Ord - Class B*     Media                                      22,196
-----------------------------------------------------------------------------------------------------------------
       3,925              Glaxo Wellcome PLC               Health & Personal Care                    111,143
-----------------------------------------------------------------------------------------------------------------
       8,120              Granada Group PLC                Entertainment/Leisure/Toys                 82,447
-----------------------------------------------------------------------------------------------------------------
       7,510              Hilton Group PLC                 Entertainment/Leisure/Toys                 24,085
-----------------------------------------------------------------------------------------------------------------
       2,400              HSBC Holdings PLC                Commercial Banks & Other Banks             33,652
-----------------------------------------------------------------------------------------------------------------
      10,280              Invensys PLC                     Machinery & Engineering Services           56,056
-----------------------------------------------------------------------------------------------------------------
       6,580              Lloyds TSB Group PLC             Commercial Banks & Other Banks             82,461
-----------------------------------------------------------------------------------------------------------------
         800              Marconi PLC                      Utilities                                  14,181
-----------------------------------------------------------------------------------------------------------------
       1,056              National Power PLC               Utilities                                   6,125
-----------------------------------------------------------------------------------------------------------------
       1,960              National Westminster Bank PLC    Commercial Banks & Other Banks             42,180
-----------------------------------------------------------------------------------------------------------------
       5,100              Old Mutual PLC*                  Insurance - Multi/Property/Casualty        13,905
-----------------------------------------------------------------------------------------------------------------
       1,550              Pearson PLC                      Media                                      50,261
-----------------------------------------------------------------------------------------------------------------
       6,325              Prudential PLC                   Insurance - Life & Agents/Brokers         124,860
-----------------------------------------------------------------------------------------------------------------
       1,010              Railtrack Group PLC              Road & Rail                                16,996
-----------------------------------------------------------------------------------------------------------------
      12,454              Shell Transport & Trading
                            Co. PLC                        Oil                                       103,681
-----------------------------------------------------------------------------------------------------------------
       1,600              TI Group PLC                     Machinery & Engineering Services           12,297
-----------------------------------------------------------------------------------------------------------------
      34,645              Vodafone AirTouch Group PLC      Utilities                                 171,933
-----------------------------------------------------------------------------------------------------------------
                                                                                                   1,464,678
-----------------------------------------------------------------------------------------------------------------
Total Common Stock (Cost $4,119,256)                                                               6,095,839
-----------------------------------------------------------------------------------------------------------------

BERGER FUNDS           ANNUAL REPORT DECEMBER 31, 1999                         6


SCHEDULE OF INVESTMENTS

Berger/BIAM IPT-
International
Funds                                                                                          DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/ SHARES/
PAR VALUE                            COMPANY                         INDUSTRY                      VALUE
-----------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT (0.52%)
-----------------------------------------------------------------------------------------------------------------
     $32,000                         State Street Repurchase Agreement, 2.50%
                                     dated December 31, 1999, to be repurchased at
                                     $32,007 on January 3, 2000, collateralized by
                                     FNMA Agency Note, 6.40% - December 21, 2001.
                                     with a value of $34,956                                      $   32,000
-----------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (Cost $32,000)                                                             32,000
-----------------------------------------------------------------------------------------------------------------
Total Investments (Cost $4,151,256) (100.09%)                                                      6,127,839
-----------------------------------------------------------------------------------------------------------------
Total Other Assets, Less Liabilities (-0.09%)                                                         (5,578)
-----------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                              $6,122,261
-----------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ - Security is designated as collateral for forward foreign currency contracts. ADR - American Depositary Receipt.
FNMA -Federal National Mortgage Association.
PLC - Public Limited Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                              Unrealized
                               Contract           Maturity                 Value on          Appreciation/
           Currency             Amount              Date                December 31, 1999   (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Sell     Japanese Yen        10,341,000          1/18/2000               $  101,482          $  (3,845)
-----------------------------------------------------------------------------------------------------------------
Sell     Japanese Yen         5,043,000          2/09/2000                   49,681             (1,086)
-----------------------------------------------------------------------------------------------------------------
Sell     Japanese Yen         6,576,000          2/18/2000                   64,872             (1,520)
-----------------------------------------------------------------------------------------------------------------
Sell     Japanese Yen         5,794,000          2/24/2000                   57,210             (1,747)
-----------------------------------------------------------------------------------------------------------------
Sell     Japanese Yen         3,986,000          2/29/2000                   39,387               (436)
-----------------------------------------------------------------------------------------------------------------
                                                                         $  312,632          $  (8,634)
-----------------------------------------------------------------------------------------------------------------


See notes to financial statements.

                                                                       FINANCIAL
                                                                      STATEMENTS

7                       ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS

Statement of Assets and Liabilities


Berger/BIAM IPT-
International
Fund                                                                                      December 31, 1999
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                        $     4,151,256
-----------------------------------------------------------------------------------------------------------
Investments, at value                                                                       $     6,127,839
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                  7,184
-----------------------------------------------------------------------------------------------------------
Foreign Cash (cost $16,613)                                                                          16,711
-----------------------------------------------------------------------------------------------------------
Receivables
-----------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                                    4,243
-----------------------------------------------------------------------------------------------------------
  Dividends                                                                                           9,456
-----------------------------------------------------------------------------------------------------------
  Interest                                                                                                2
-----------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                      7,498
-----------------------------------------------------------------------------------------------------------
       Total Assets                                                                               6,172,933
-----------------------------------------------------------------------------------------------------------

LIABILITIES
Payables
  Fund shares redeemed                                                                               20,481
-----------------------------------------------------------------------------------------------------------
Accrued investment advisory fees                                                                      4,504
-----------------------------------------------------------------------------------------------------------
Accrued custodian and accounting fees                                                                 7,297
-----------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                           1,269
-----------------------------------------------------------------------------------------------------------
Accrued audit fees                                                                                    8,474
-----------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                   13
-----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on forward foreign currency contracts                                     8,634
-----------------------------------------------------------------------------------------------------------
       Total Liabilities                                                                             50,672
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                 $     6,122,261
-----------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Capital (par value and paid in surplus)                                                     $     4,215,841
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income/(Accumulated net investment loss)                                16,221
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (77,514)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of securities
  and foreign currency transactions                                                               1,967,713
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,122,261
-----------------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                                   418,372
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                    $         14.63
-----------------------------------------------------------------------------------------------------------


See notes to financial statements.

FINANCIAL
STATEMENTS

BERGER FUNDS            ANNUAL REPORT DECEMBER 31, 1999                        8

Statements of Operations

Berger/BIAM IPT-
International                                                             YEAR ENDED
Fund                                                                  DECEMBER 31, 1999
-------------------------------------------------------------------------------------------
Investment Income
Income
  Dividends                                                           $       100,888
-------------------------------------------------------------------------------------------
  Interest                                                                      5,120
-------------------------------------------------------------------------------------------
  Foreign tax withholding                                                     (12,764)
-------------------------------------------------------------------------------------------
       Total Income                                                            93,244
-------------------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                                     49,260
-------------------------------------------------------------------------------------------
  Administrative services fees                                                    409
-------------------------------------------------------------------------------------------
  Accounting fees                                                              15,466
-------------------------------------------------------------------------------------------
  Custodian fees                                                               26,049
-------------------------------------------------------------------------------------------
  Transfer agent fees                                                           9,947
-------------------------------------------------------------------------------------------
  Audit fees                                                                   12,499
-------------------------------------------------------------------------------------------
  Legal fees                                                                    4,175
-------------------------------------------------------------------------------------------
  Trustees' fees and expenses                                                     402
-------------------------------------------------------------------------------------------
  Shareholder reporting fees                                                   16,055
-------------------------------------------------------------------------------------------
  Other expenses                                                                  373
-------------------------------------------------------------------------------------------
     Gross Expenses                                                           134,635
-------------------------------------------------------------------------------------------
     Less fees waived and/or reimbursed by Advisor                            (68,918)
-------------------------------------------------------------------------------------------
     Less earnings credits                                                       (301)
-------------------------------------------------------------------------------------------
     Net Expenses                                                              65,416
-------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                                              27,828
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on securities and foreign currency transactions             121,214
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
  and foreign currency transactions                                         1,380,615
-------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments
  and Foreign Currency Transactions                                         1,501,829
-------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $     1,529,657
-------------------------------------------------------------------------------------------


See notes to financial statements.

                                                                       FINANCIAL
                                                                      STATEMENTS

9                       ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS


Statements of Changes in Net Assets


Berger/BIAM IPT-                                                                         Year Ended
International                                                                           December 31,
Fund                                                                                1999            1998
---------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)                                                     $    27,828      $   110,394
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions             121,214         (229,058)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
  and foreign currency transactions                                                1,380,615          645,925
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                               1,529,657          527,261
---------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                (34,474)         (66,063)
---------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                             --           (8,494)
---------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders          (34,474)         (74,557)
---------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                          1,641,409        2,511,975
---------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends
  and distributions                                                                   34,474           69,387
---------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                      (2,478,881)        (309,821)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from
  Fund Share Transactions                                                           (802,998)       2,271,541
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                           692,185        2,724,245
---------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                5,430,076        2,705,831
---------------------------------------------------------------------------------------------------------------
End of period                                                                    $ 6,122,261      $ 5,430,076
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                              $    16,221      $    43,128
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                                                          136,622          231,445
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions           2,400            6,229
---------------------------------------------------------------------------------------------------------------
Shares repurchased                                                                  (205,121)         (29,584)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                    (66,099)         208,090
---------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                              484,471          276,381
---------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                    418,372          484,471
---------------------------------------------------------------------------------------------------------------

   See notes to financial statements.

FINANCIAL
HIGHLIGHTS

BERGER FUNDS            ANNUAL REPORT DECEMBER 31, 1999                       10



Berger/BIAM IPT-
International Fund
For a Share Outstanding Throughout the Period
----------------------------------------------------------------------------------------------------------------

                                                                     Years Ended December 31,
                                                                     ------------------------

                                                              1999               1998                 1997(1)
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $       11.21       $        9.79       $       10.00
----------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                  0.03                0.08                0.05
----------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
      investments and foreign currency transactions              3.47                1.50               (0.26)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                 3.50                1.58               (0.21)
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                       (0.08)              (0.14)                 --
----------------------------------------------------------------------------------------------------------------
   Distributions (in excess of capital gains)                      --               (0.02)                 --
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                               (0.08)              (0.16)                 --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $       14.63       $       11.21       $        9.79
----------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 31.24%              16.13%              (2.10)%
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period                            $   6,122,261       $   5,430,076       $   2,705,831
----------------------------------------------------------------------------------------------------------------
   Net expense ratio to average net assets(3)                    1.20%               1.20%               1.20%(4)(5)
----------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets              0.51%               2.85%               0.86%(4)
----------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets                     2.46%               2.85%               3.83%(4)
----------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(2)                                      26%                 20%                 14%
----------------------------------------------------------------------------------------------------------------



1. For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.
2. Not annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.
4. Annualized.
5. Restated to conform with new presentation standards.


See notes to financial statements.

                                                                        NOTES TO
                                                                       FINANCIAL
                                                                      STATEMENTS

11                      ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS

1. Organization and Significant Accounting Policies

ORGANIZATION

The Berger/BIAM IPT-International Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger IPT-100 Fund ("IPT-100"), Berger IPT-Growth and Income Fund ("IPT-G&I"), and Berger IPT-Small Company Growth Fund ("IPT-SCG") are the only portfolios established under the Trust, although others may be added in the future. The Fund commenced operations on May 1, 1997.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933 (the "Acts"). Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans. All costs incurred in organizing the Trust were paid by Berger LLC ("Berger"), formerly Berger Associates, Inc., the investment advisor to IPT-100, IPT-G&I and IPT-SCG, and by BBOI Worldwide LLC ("BBOI"), the investment advisor to IPT-International.

At December 31, 1999, Berger indirectly owned 48% of the outstanding shares of the Fund.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the Funds are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

CALCULATION OF NET ASSET VALUE

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

FEDERAL INCOME TAX STATUS

It is the Fund's policy to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

FOREIGN CURRENCY TRANSLATION

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date with the exception that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

NOTES TO
FINANCIAL
STATEMENTS

BERGER FUNDS            ANNUAL REPORT DECEMBER 31, 1999                       12


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

COMMON EXPENSES

Certain expenses, which are are not directly allocable to a specific Fund of the Trust, are allocated to the Funds on the basis of relative net assets.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


2. AGREEMENTS

BBOI serves as the investment advisor to the Fund. Berger and Bank of Ireland Asset Management (U.S.) Limited ("BIAM") each own 50% of BBOI. BBOI has delegated the day-to day portfolio management of the Fund to BIAM. Effective September 30, 1999, Berger Associates, Inc. transferred its operating assets and business to Berger. Accordingly, Berger now serves as investment advisor to the Fund. The transfer did not result in any change to the investment objectives or principal investment strategies of the Fund, or result in any change to the day-to-day management of the Fund's investments. As compensation for their services to the Fund, BBOI receives an investment advisory fee at an annual rate of .90% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. As sub-advisor to the Fund, BIAM receives a sub-advisory fee from BBOI at an annual rate of .40% of the average daily net assets of the Fund. BIAM has agreed to waive such sub-advisory fees for the period May 1, 1997 to October 15, 2000. BBOI has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any given fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.20% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with BBOI. From January 1, 1999 to September 30, 1999, the administrative services agreement provided for a fee at an annual rate of .01% of the average daily net assets of the Fund. Effective October 1, 1999, BBOI eliminated the fee charged to the Fund for such services. BBOI has delegated the day-to-day administrative duties to Berger. Berger receives a sub-administration fee from BBOI at an annual rate of
 .20% of the average daily net assets of the Fund. Berger has voluntarily waived such sub-administration fee for the period May 1, 1997 to December 31, 1999.

The Trust, on behalf of the Fund, has entered into a recordkeeping and pricing agreement with Investors Fiduciary Trust Company ("IFTC") who also serves as the Fund's custodian and transfer agent. The recordkeeping and pricing agreement provides for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis. IFTC's fees for custody, recordkeeping, pricing, and transfer agency services are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by IFTC as custodian or by credits earned from directed brokerage transactions.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives an amount equal to the brokerage commissions paid to DST Securities, Inc. as credits against transfer agent fees and expenses. For the year ended December 31, 1999, the Fund received no brokerage credits.

Certain officers and/or directors of Berger and/or BBOI are also officers and trustees of the Trust. Trustees who are not affiliated with Berger and BBOI received trustees' fees totaling $402 from the Fund for the year ended December 31, 1999.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees remain in the Fund and are invested in various funds advised by Berger until distribution in accordance with the Plan.

                                                                        NOTES TO
                                                                       FINANCIAL
                                                                      STATEMENTS

13                      ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS

3 Investment Transactions

PURCHASES AND SALES

Purchases and sales proceeds of investment securities (excluding short-term securities) were $1,399,960 and $1,970,076, respectively, for the year ended December 31, 1999.

There were no purchases or sales of long-term U.S. government securities during the period.

UNREALIZED APPRECIATION, UNREALIZED DEPRECIATION AND FEDERAL TAX COST OF SECURITIES

At December 31, 1999, the federal tax cost of securities and composition of net unrealized appreciation (depreciation) for securities were as follows:


                       Gross                   Gross                      Net
Federal              Unrealized              Unrealized              Appreciation/
Tax Cost            Appreciation            Depreciation            (Depreciation)
----------------------------------------------------------------------------------
$  4,181,447       $  2,127,650             $  (181,258)             $  1,946,392
----------------------------------------------------------------------------------

FORWARD CONTRACTS

The Fund may only hold forward currency exchange contracts for the purpose of hedging the portfolio against exposure to market fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized gains or losses on these securities are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

REPURCHASE AGREEMENTS

Repurchase agreements held by the Fund are fully collateralized by U.S. government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CONCENTRATION OF RISK

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

FEDERAL INCOME TAXES

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

Fund distributions from ordinary income did not qualify for the dividends received deduction to corporate shareholders for the fiscal year ended December 31, 1999.

At December 31, 1999, the Fund had $47,590 in net capital loss carryovers which expire in the year 2006. The capital loss carryovers may be used to offset future realized capital gains for federal tax purposes. Net capital loss carryovers used to offset realized capital gains in 1999 amounted to $124,472.

The Fund incurred and elected to defer post-October 31 currency losses amounting to $12,564 to the year ended December 31, 2000.

During the year ended December 31, 1999, the Fund paid $14,764 of foreign taxes on $100,888 of foreign source income. The Fund will make the foreign tax credit election to pass through these taxes to the shareholders.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital. During the year ended December 31, 1999, the following reclassifications were made:


                         Undistributed     Undistributed
        Paid-in          Net Investment     Net Realized
        Capital             Income             Gains
--------------------------------------------------------------------------------
         --              $  (20,261)        $  20,261
--------------------------------------------------------------------------------

NOTES TO
FINANCIAL
STATEMENTS



BERGER FUNDS            ANNUAL REPORT DECEMBER 31, 1999                       14

4 SUBSEQUENT EVENTS

On January 19, 2000, Berger and BIAM entered into an agreement to dissolve BBOI. The dissolution of BBOI will have no effect on the investment advisory services to the Fund or on the fees borne by the Fund for advisory services. Contingent upon shareholder approval, when BBOI is dissolved, Berger will become the Fund's advisor and BIAM will continue to be responsible for the day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of the year.

                                                                       REPORT OF
                                                                     INDEPENDENT
                                                                     ACCOUNTANTS


15                      ANNUAL REPORT DECEMBER 31, 1999             BERGER FUNDS


To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger/BIAM IPT - International Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




/s/ PRICEWATERHOUSECOOPERS LLP



PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2000



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